BRIDGE BUILDER TRUST

Bridge Builder Large Cap Growth Fund (the “Large Cap Growth Fund”)

Supplement dated January 10, 2025

to the Prospectus dated October 28, 2024, as supplemented

This supplement provides new and additional information beyond that contained in the

Prospectus and should be read in conjunction with the Prospectus.

Effective immediately, Jon Michael Friar has been added as a portfolio manager of the portion of the assets of the Large Cap Growth Fund managed by T. Rowe Price Associates, Inc. (“T. Rowe Price’s Allocated Portion of the Large Cap Growth Fund”). Taymour Tamaddon continues to serve as a portfolio manager of T. Rowe Price’s Allocated Portion of the Large Cap Growth Fund.

Accordingly, the Prospectus is hereby supplemented and revised as follows:

1.

The table entitled “T. Rowe Price” in the sub-section entitled “Sub-advisers and Portfolio Managers” under the section entitled “Summary Section – Bridge Builder Large Cap Growth Fund” is hereby replaced with the following:

T. Rowe Price

Portfolio Manager	Position with T. Rowe Price	Length of Service to the Fund
Taymour Tamaddon	Portfolio Manager and Vice President	Since November 2024
Jon Michael Friar	Portfolio Manager and Vice President	Since January 2025

2.

The sub-section entitled “Sub-advisers and Portfolio Managers – Large Cap Growth Fund – T. Rowe Price – Portfolio Manager” under the section entitled “Management of the Funds” is hereby replaced with the following:

Portfolio Managers:

Taymour Tamaddon has served as a portfolio manager of the Large Cap Growth Fund since November 2024. Jon Michael Friar has served as a portfolio manager of the Large Cap Growth Fund since January 2025.

Mr. Tamaddon is the portfolio manager of the US Large-Cap Growth Equity Strategy in the U.S. Equity Division. He is a vice president and a member of the Investment Advisory Committees for the Health Sciences Equity, Global Growth Equity, US Growth Stock Equity, and Global Focused Growth Equity Strategies. Mr. Tamaddon is an executive vice president of T. Rowe Price Equity Funds and a vice president of the T. Rowe Price International Funds, Inc., and T. Rowe Price Global Funds. He is a vice president of T. Rowe Price Group, Inc., and T. Rowe Price Trust Company. Mr. Tamaddon’s investment experience began in 2003, and he has been with T. Rowe Price since 2004, beginning in the U.S. Equity Division, after serving as a summer intern in 2003. Prior to this, he was employed by Amazon.com in the areas of finance and merchandising. Before that, he was employed by Booz Allen Hamilton as a consultant, specializing in the energy industry. Mr. Tamaddon earned a B.S., cum laude, in applied physics from Cornell University and an M.B.A. from Dartmouth College, Tuck School of Business, where he was an Edward Tuck Scholar with high distinction. He also has earned the Chartered Financial Analyst® designation.

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Mr. Friar is a portfolio manager of the US Large-Cap Growth Equity Strategy in the U.S. Equity Division. He is vice president and a member of the Investment Advisory Committees of the US Dividend Growth Equity, Financial Services Equity, US Growth Stock, US Small-Cap Growth II Equity, and US Structured Research Equity Strategies. Mr. Friar is a vice president of T. Rowe Price Group, Inc. Mr. Friar’s investment experience began in 2007, and he has been with T. Rowe Price since 2011, beginning in the U.S. Equity Division following financial companies. Previously, Mr. Friar was an intern covering health care facility outsourcers for the U.S. Equity Division in the summer of 2010. Prior to this, Mr. Friar was employed by Barclays Capital as an associate in structured product sales. Mr. Friar earned a B.A. in government and foreign affairs from the University of Virginia and an M.B.A. from the University of Virginia, Darden School of Business.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

2

BRIDGE BUILDER TRUST

Bridge Builder Tax Managed Large Cap Fund (the “Tax Managed Large Cap Fund”)

Supplement dated January 10, 2025

to the Prospectus dated October 28, 2024

This supplement provides new and additional information beyond that contained in the

Prospectus and should be read in conjunction with the Prospectus.

A.

Effective January 1, 2025, Scott Glasser no longer serves as a portfolio manager of the portion of the assets of the Tax Managed Large Cap Fund managed by ClearBridge Investments, LLC (“ClearBridge’s Allocated Portion of the Tax Managed Large Cap Fund”). Michael Kagan and Stephen Rigo continue to serve as portfolio managers of ClearBridge’s Allocated Portion of the Tax Managed Large Cap Fund.

Accordingly, all references and information related to Scott Glasser in the Prospectus are hereby deleted in their entirety.

B.

Effective January 1, 2025, Thomas Seto no longer serves as a portfolio manager of the portion of the assets of the Tax Managed Large Cap Fund managed by Parametric Portfolio Associates LLC (“Parametric’s Allocated Portion of the Tax Managed Large Cap Fund”). Paul Bouchey, James Reber, Jennifer Sireklove and Jennifer Mihara continue to serve as portfolio managers of Parametric’s Allocated Portion of the Tax Managed Large Cap Fund.

Accordingly, all references and information related to Thomas Seto in the Prospectus are hereby deleted in their entirety.

C.

Effective immediately, Jon Michael Friar has been added as a portfolio manager of the portion of the assets of the Tax Managed Large Cap Fund managed by T. Rowe Price Associates, Inc. (“T. Rowe Price’s Allocated Portion of the Tax Managed Large Cap Fund”). Taymour Tamaddon continues to serve as a portfolio manager of T. Rowe Price’s Allocated Portion of the Tax Managed Large Cap Fund.

Accordingly, the Prospectus is hereby supplemented and revised as follows:

1.

The table entitled “T. Rowe Price” in the sub-section entitled “Sub-advisers and Portfolio Managers” under the section entitled “Summary Section – Bridge Builder Tax Managed Large Cap Fund” is hereby replaced with the following:

T. Rowe Price

Portfolio Manager	Position with T. Rowe Price	Length of Service to the Fund
Taymour Tamaddon	Portfolio Manager and Vice President	Since Inception
Jon Michael Friar	Portfolio Manager and Vice President	Since January 2025

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2.

The sub-section entitled “Sub-advisers and Portfolio Managers – Large Cap Fund – T. Rowe Price – Portfolio Manager” under the section entitled “Management of the Funds” is hereby replaced with the following:

Portfolio Managers:

Taymour Tamaddon has served as a portfolio manager of the Large Cap Fund since its inception. Jon Michael Friar has served as a portfolio manager of the Large Cap Fund since January 2025.

Mr. Tamaddon is the portfolio manager of the US Large-Cap Growth Equity Strategy in the U.S. Equity Division. He is a vice president and a member of the Investment Advisory Committees for the Health Sciences Equity, Global Growth Equity, US Growth Stock Equity, and Global Focused Growth Equity Strategies. Mr. Tamaddon is an executive vice president of T. Rowe Price Equity Funds and a vice president of the T. Rowe Price International Funds, Inc., and T. Rowe Price Global Funds. He is a vice president of T. Rowe Price Group, Inc., and T. Rowe Price Trust Company. Mr. Tamaddon’s investment experience began in 2003, and he has been with T. Rowe Price since 2004, beginning in the U.S. Equity Division, after serving as a summer intern in 2003. Prior to this, he was employed by Amazon.com in the areas of finance and merchandising. Before that, he was employed by Booz Allen Hamilton as a consultant, specializing in the energy industry. Mr. Tamaddon earned a B.S., cum laude, in applied physics from Cornell University and an M.B.A. from Dartmouth College, Tuck School of Business, where he was an Edward Tuck Scholar with high distinction. Taymour also has earned the Chartered Financial Analyst® designation.

Mr. Friar is a portfolio manager of the US Large-Cap Growth Equity Strategy in the U.S. Equity Division. He is vice president and a member of the Investment Advisory Committees of the US Dividend Growth Equity, Financial Services Equity, US Growth Stock, US Small-Cap Growth II Equity, and US Structured Research Equity Strategies. Mr. Friar is a vice president of T. Rowe Price Group, Inc. Mr. Friar’s investment experience began in 2007, and he has been with T. Rowe Price since 2011, beginning in the U.S. Equity Division following financial companies. Previously, Mr. Friar was an intern covering health care facility outsourcers for the U.S. Equity Division in the summer of 2010. Prior to this, Mr. Friar was employed by Barclays Capital as an associate in structured product sales. Mr. Friar earned a B.A. in government and foreign affairs from the University of Virginia and an M.B.A. from the University of Virginia, Darden School of Business.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

2

BRIDGE BUILDER TRUST

Bridge Builder Large Cap Growth Fund (the “Large Cap Growth Fund”)

Supplement dated January 10, 2025

to the Statement of Additional Information (the “SAI”)

dated October 28, 2024, as supplemented

This supplement provides new and additional information beyond that contained in the

SAI and should be read in conjunction with the SAI.

Effective immediately, Jon Michael Friar has been added as a portfolio manager of the portion of the assets of the Large Cap Growth Fund managed by T. Rowe Price Associates, Inc. (“T. Rowe Price’s Allocated Portion of the Large Cap Growth Fund”). Taymour Tamaddon continues to serve as a portfolio manager of T. Rowe Price’s Allocated Portion of the Large Cap Growth Fund.

Accordingly, the SAI is hereby supplemented and revised as follows:

The sub-section entitled “Other Accounts Managed by Portfolio Manager and Ownership of Fund Shares” under the section entitled “The Funds’ Investment Teams – The Sub-advisers – Large Cap Growth Fund – T. Rowe Price Associates, Inc. (“T. Rowe Price”)” is hereby replaced with the following:

Other Accounts Managed by Portfolio Managers and Ownership of Fund Shares. The table below identifies, for the portfolio managers of the Fund, the number of accounts managed (excluding the Fund) and the total assets in such accounts, within each of the following categories: registered investment companies, other pooled investment vehicles, and other accounts. To the extent that any of these accounts are subject to a performance-based advisory fee, this information is reflected in the table below. Information in all tables is shown as of September 30, 2024. Asset amounts are approximate and have been rounded.

	Registered Investment Companies (excluding the Fund)		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager(s)	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts

All Accounts
Taymour Tamaddon	8	$29.9 billion	65	$35.9 billion	13	$6.6 billion
Jon Michael Friar	0	$0	0	$0	0	$0

Accounts Subject to Performance Fees
Taymour Tamaddon	0	$0	0	$0	0	$0
Jon Michael Friar	0	$0	0	$0	0	$0

As of September 30, 2024, the above-listed portfolio managers did not beneficially own shares of the Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

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BRIDGE BUILDER TRUST

Bridge Builder Tax Managed Large Cap Fund (the “Tax Managed Large Cap Fund”)

Supplement dated January 10, 2025

to the Statement of Additional Information (the “SAI”)

dated October 28, 2024

This supplement provides new and additional information beyond that contained in the

SAI and should be read in conjunction with the SAI.

A.

Effective January 1, 2025, Scott Glasser no longer serves as a portfolio manager of the portion of the assets of the Tax Managed Large Cap Fund managed by ClearBridge Investments, LLC (“ClearBridge’s Allocated Portion of the Tax Managed Large Cap Fund”). Michael Kagan and Stephen Rigo continue to serve as portfolio managers of ClearBridge’s Allocated Portion of the Tax Managed Large Cap Fund.

Accordingly, all references and information related to Scott Glasser in the SAI are hereby deleted in their entirety.

B.

Effective January 1, 2025, Thomas Seto no longer serves as a portfolio manager of the portion of the assets of the Tax Managed Large Cap Fund managed by Parametric Portfolio Associates LLC (“Parametric’s Allocated Portion of the Tax Managed Large Cap Fund”). Paul Bouchey, James Reber, Jennifer Sireklove and Jennifer Mihara continue to serve as portfolio managers of Parametric’s Allocated Portion of the Tax Managed Large Cap Fund.

Accordingly, all references and information related to Thomas Seto in the SAI are hereby deleted in their entirety.

C.

Effective immediately, Jon Michael Friar has been added as a portfolio manager of the portion of the assets of the Tax Managed Large Cap Fund managed by T. Rowe Price Associates, Inc. (“T. Rowe Price’s Allocated Portion of the Tax Managed Large Cap Fund”). Taymour Tamaddon continues to serve as a portfolio manager of T. Rowe Price’s Allocated Portion of the Tax Managed Large Cap Fund.

Accordingly, the SAI is hereby supplemented and revised as follows:

The sub-section entitled “Other Accounts Managed by Portfolio Managers” under the section entitled “The Funds’ Investment Teams – The Sub-advisers – Tax Managed Large Cap Fund – T. Rowe Price Associates, Inc. (“T. Rowe Price”)” is hereby replaced with the following:

Other Accounts Managed by Portfolio Managers and Ownership of Fund Shares. The table below identifies, for the portfolio managers of the Fund, the number of accounts managed (excluding the Fund) and the total assets in such accounts, within each of the following categories: registered investment companies, other pooled investment vehicles, and other accounts. To the extent that any of these accounts are subject to a performance-based advisory fee, this information is reflected in the table below. Information in all tables is shown as of September 30, 2024. Asset amounts are approximate and have been rounded.

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	Registered Investment Companies (excluding the Fund)		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager(s)	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts

All Accounts
Taymour Tamaddon	8	$29.9 billion	65	$35.9 billion	13	$6.6 billion
Jon Michael Friar	0	$0	0	$0	0	$0

Accounts Subject to Performance Fees
Taymour Tamaddon	0	$0	0	$0	0	$0
Jon Michael Friar	0	$0	0	$0	0	$0

As of September 30, 2024, the above-listed portfolio managers did not beneficially own shares of the Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

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